Other revenues and expenses - Schedule of Financial Income and Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue:
Income from short-term investments and term deposits and other finance revenue	$ 177,000	$ 68,000	$ 47,000
Impact of debt reimbursement	0	0	5,177,000
Convertible debt amendments (Note 14.1)	247,000	476,000	0
Change in fair value of convertible debt derivative	3,200,000	6,878,000	3,848,000
Foreign exchange gain	1,166,000	7,076,000	3,032,000
Total financial income	4,790,000	14,498,000	12,104,000
Financial expenses:
Interest on loans	9,584,000	8,146,000	7,462,000
Interest on lease contracts (see Note 15)	479,000	571,000	760,000
Interest on financing component of long term development services agreement (see Notes 18 and 19)	115,000	966,000	2,156,000
Interest on supplier payable with extended payment terms	286,000	222,000	173,000
Other bank fees and financial charges	946,000	1,020,000	778,000
Foreign exchange loss	1,858,000	5,994,000	2,094,000
Total financial expenses	$ 13,268,000	$ 16,919,000	$ 13,423,000